Corporate information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Corporate information
1.	Corporate information
Babylon Holdings Limited (the “Company”) is a company limited by shares and is incorporated, registered and domiciled in Jersey. The address of the registered office is 31 Esplanade, St Helier, Jersey, JE2 3QA.
Babylon Holdings Limited is a digital health company engaged in developing affordable healthcare services accessible to consumers on digital devices platforms and providing technology solutions to medical professionals by automating routine tasks for the care of patients. It also uses its technology to step in early and help consumers become more informed about diseases, so they can make informed decisions and stay healthier longer. Babylon combines cutting edge artificial intelligence (“AI”) and broader technologies with the best human expertise to re-engineer
a better model of healthcare.
On June 3, 2021, Babylon announced it entered into a definitive merger agreement with Alkuri Global Acquisition Corp (“Alkuri Group”), a special purpose acquisition company (the “Merger”) following the unanimous approval of the Board of Directors of the Group and Alkuri Group. The transaction is expected to close in the second half of 2021, subject to the approval of Alkuri Global’s stockholders and other customary closing conditions, including applicable regulatory approvals. If the transaction is consummated, the combined company will operate as Babylon and plans to trade on the New York stock exchange.

1.	Corporate information
Babylon Holdings Limited
 (the “Company”) is a company limited by shares and is incorporated, registered and domiciled in Jersey. The address of the registered office is 31 Esplanade, St Helier, Jersey, JE1 1FT.
Babylon Holdings Limited is a digital health company engaged in developing affordable healthcare services accessible to consumers on digital devices platforms and providing technology solutions to medical professionals by automating routine tasks for the care of patients. It also uses its technology to step in early and help consumers become more informed about diseases, so they can make informed decisions and stay healthier longer. Babylon combines cutting edge artificial intelligence (“AI”) and broader technologies with the best human expertise to re-engineer
a better model of healthcare.